Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Small Companies Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
International Developed Markets Equity Portfolio (Institutional Class)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.17%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.88%

Fee Waiver and/or Expense Reimbursement[2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.86%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.85% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027.
The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$279	$486	$1,082
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.08%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.79%

Fee Waiver and/or Expense Reimbursement[2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example al1so assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$249	$436	$975
International Developed Markets Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.27%

Total Annual Portfolio Operating Expenses	0.97%

Fee Waiver and/or Expense Reimbursement[1]	-0.17%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.80%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$292	$520	$1,174
International Small Companies Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.35%

Total Annual Portfolio Operating Expenses[1]	1.45%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.15%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.30%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$444	$778	$1,722
Institutional Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.30%

Total Annual Portfolio Operating Expenses	1.15%

Fee Waiver and/or Expense Reimbursement[1]	-0.10%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$355	$623	$1,389
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses	1.08%

Fee Waiver and/or Expense Reimbursement[1]	-0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$331	$583	$1,305
Frontier Emerging Markets Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.83%

Total Annual Portfolio Operating Expenses[1]	2.18%

Fee Waiver and/or Expense Reimbursement[1],[2]	-0.43%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.75%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Investor Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$641	$1,130	$2,480
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses[1]	1.33%

Fee Waiver and/or Expense Reimbursement1,[2]	-0.08%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.25%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$414	$721	$1,594

International Developed Markets Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
International Developed Markets Equity Portfolio (Institutional Class)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
International Developed Markets Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.27%

Total Annual Portfolio Operating Expenses	0.97%

Fee Waiver and/or Expense Reimbursement[1]	-0.17%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.80%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$292	$520	$1,174

Harding Loevner International Small Companies Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
International Small Companies Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
International Small Companies Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.35%

Total Annual Portfolio Operating Expenses[1]	1.45%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.15%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.30%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$444	$778	$1,722

Institutional | Harding Loevner Global Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.17%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.88%

Fee Waiver and/or Expense Reimbursement[2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.86%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.85% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027.
The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$279	$486	$1,082

Institutional | Harding Loevner Institutional Emerging Markets Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Institutional Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.30%

Total Annual Portfolio Operating Expenses	1.15%

Fee Waiver and/or Expense Reimbursement[1]	-0.10%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$355	$623	$1,389

Institutional Z | Harding Loevner Global Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.08%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.79%

Fee Waiver and/or Expense Reimbursement[2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example al1so assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$249	$436	$975

Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Institutional Emerging Markets Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses	1.08%

Fee Waiver and/or Expense Reimbursement[1]	-0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$331	$583	$1,305

Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Frontier Emerging Markets Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses[1]	1.33%

Fee Waiver and/or Expense Reimbursement1,[2]	-0.08%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.25%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$414	$721	$1,594

Investor | Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Frontier Emerging Markets Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.83%

Total Annual Portfolio Operating Expenses[1]	2.18%

Fee Waiver and/or Expense Reimbursement[1],[2]	-0.43%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.75%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Investor Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$641	$1,130	$2,480